Exhibit 99.1

CERTIFICATION OF SERVICES PERFORMED

February 16, 2022

Reference is made to that certain Loan Agreement (the “Loan Agreement”) to be entered into by and between RM1 SFR Propco A, L.P. (the “Borrower”) and Morgan Stanley Mortgage Capital Holdings LLC (“Client”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.
I do hereby certify to the Borrower and Client, to the best of my knowledge and belief, that Radian Real Estate Management LLC (“RREM”) has completed certain due diligence services ordered by Client under the Evaluation Services Agreement dated February 16, 2022, between RREM and Client, in connection with the borrowing under the Loan Agreement for certain residential rental properties (the “Properties” and each, a “Property”) contained in the data tape entitled “FKH2022-SFRA 12312021 v9” dated as of February 10, 2022 (the “Data Tape”). Furthermore;

1. RREM has reviewed the Lease for each Property provided by Client and has determined that (a) each such Lease has been executed by the applicable tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the Data Tape and (c) all Section 8 Leases are correctly reported as such on the Data Tape.
2. RREM has reviewed the Data Tape and, based on a review of a Broker Price Opinion for each Property, RREM has determined that the values presented on the Data Tape match the price estimates found in the Broker Price Opinions.
3. RREM has reviewed (a) the addresses on the Data Tape and determined that they match the addresses that appear on the Broker Price Opinions and (b) the county designation for each Property in the Data Tape and determined each such designation is accurate and matches the county designation in the corresponding approved title commitment.
4. RREM has reviewed the Data Tape, which indicates which Properties have or do not have an active homeowners’, condominium, or other common-interest community association (“HOA”) and has determined, based on, among other things, including title review and that certain letter provided by OS National, LLC dated on or about the date hereof (the “OS National Report”), that the data provided by the Borrower on the Data Tape is correctly reported except as otherwise set forth in the OS National Report.
5. RREM has reviewed the purchase documentation provided by the Borrower for each Property in order to compare the purchase price provided in the purchase documents against the purchase price field included in the Data Tape. RREM has determined that the purchase prices are reported correctly on the Data Tape.
6. RREM has reviewed the total investment basis for each Property on the general ledger for the Borrower and determined that such amount corresponds to the amount reported on the Data Tape.

[Signature Page Follows]

IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

RADIAN REAL ESTATE MANAGEMENT LLC

By:	/s/ Tim Reilly
Name: Tim Reilly
Title: EVP